Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
24.
FINANCIAL INSTRUMENTS

Financial instruments recorded at fair value on the consolidated statements of financial position and presented in fair value disclosures are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for assets or liabilities, either directly or indirectly; and

Level 3 – Inputs for assets and liabilities that are not based on observable market data.

The fair value hierarchy requires the use of observable market inputs whenever such inputs are available. A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been used in measuring fair value.

The Convertible Notes derivatives (Note 13) are classified at level 2 of the fair value hierarchy and are measured at fair value on the statement of financial position on a recurring basis. Cash and cash equivalents, receivables and payable associated with lithium carbonate sales and purchases, other receivables/payables, and the debt host of the Convertible Notes are measured at amortized cost on the statement of financial position. As at December 31, 2024, the fair value of financial instruments measured at amortized cost approximates their carrying value.

The Company manages risks to minimize potential losses. The primary objective of the Company’s risk management process is to ensure that the risks are properly identified and monitored, and that the capital base maintained by the Company is adequate in relation to those risks. The principal risks impacting the Company’s financial instruments are described below.

Credit Risk

Credit risk is the risk of loss associated with a counterparty’s inability to fulfill its payment obligations. Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash, cash equivalents, receivables from the two purchasers of lithium carbonate, long-term receivable from JEMSE, and receivables related to loans advanced to Exar Capital and Minera Exar (refer Note 7, 8, 9 and 10).

The Company’s maximum exposure to credit risk for cash, cash equivalents, receivables, long-term receivable from JEMSE, and loans to Exar Capital is the amount disclosed in the consolidated statements of financial position. The Company limits its exposure to credit loss on cash and cash equivalents by placing its cash and cash equivalents with two major financial institutions and investing in only short-term obligations, with expected credit losses on cash and cash equivalents estimated to be de minimis. As of December 31, 2024, the Company holds a significant portion of its cash and cash equivalents with a single financial institution. This concentration exposes the Company to credit risk in the event that the financial institution encounters liquidity or credit issues.

The Company has assessed the creditworthiness of this institution and believes that the risk of default is minimal, given its credit rating. However, the Company intends to further mitigate this risk by diversifying its cash holdings to additional financial institutions subsequent to the year-end. This strategy is designed to reduce concentration risk and enhance overall liquidity management.

24.
FINANCIAL INSTRUMENTS (continued)

The Company and its subsidiaries and investees, including Minera Exar, may from time to time make short-term investments in Argentine government securities, financial instruments guaranteed by Argentine banks, and other Argentine securities. These investments may or may not result in short-term gains or losses.

The Central Bank of Argentina maintains certain currency controls that limit the Company's ability to remit cash to and from Argentina. Blue chip swaps are trade transactions that effectively allow companies to transfer US dollars into and out of Argentina at market exchange rates. The Company used this mechanism to transfer funds to Argentina, which resulted in foreign exchange gain due to the divergence between the Blue Chip Swap market exchange rate and the official Argentine Central Bank rate.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to evaluate current and expected liquidity requirements under both normal and stressed conditions, in order to estimate and maintain sufficient reserves of cash and cash equivalents to meet its liquidity requirements in both the short and long-term. The Company prepares annual budgets, which are regularly monitored and updated as considered necessary.

As at December 31, 2024, the Company had $75,000 available under its undrawn limited recourse loan facility with Ganfeng. As at December 31, 2024, the Company had a cash and cash equivalents balance of $85,543 and receivables from purchasers for lithium carbonate of $17,436 to settle current liabilities of $31,835 (excluding equity-settleable convertible notes).

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,
	2025	2026	2027 and later	Total
	$	$	$	$
Convertible senior notes (including interest)	4,528	4,528	261,014	270,070
Accounts payable and accrued liabilities	29,527	-	-	29,527
Obligations under office leases¹	249	22	-	271
Total	34,304	4,550	261,014	299,868

¹Include principal and interest/finance charges.

The Convertible Notes were classified as current liabilities as at December 31, 2024, since the Notes are convertible at the option of the holders upon satisfaction of certain conditions that are beyond the control of the Company. If such conditions are satisfied, the Notes would be convertible at the option of the holders and upon conversion, the Notes may be settled, at the Company’s election, in common shares of the Company, cash or a combination thereof (Note 13).

The above table summarizes the contractual maturities as at December 31, 2024, with respect to the Convertible Notes assuming such conditions will not be satisfied before the due date.

24.
FINANCIAL INSTRUMENTS (continued)

Market Risk

Market risk encompasses a range of risks. Movement in risk factors, such as market price risk, the Company’s share price, and currency risk, can affect the fair values of financial assets and liabilities. The Company is exposed to foreign currency risk, as described below.

Foreign Currency Risk

The Company’s operations in foreign countries are subject to currency fluctuations, which may affect its financial results.

The Company and its subsidiaries and associates have a US dollar functional currency, and it incurs expenditures in Canadian dollars (“CDN$”), Argentine Pesos (“ARS$”) and US$, with the majority of the expenditures being incurred in US$ by the Company’s subsidiaries and investees. As at December 31, 2024, the Company held nominal amounts in CDN$ and ARS$ denominated cash and cash equivalents.